S-K 1603, SPAC Sponsor; Conflicts of Interest	Oct. 02, 2025
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor [Table Text Block]
Our Sponsor
Our sponsor is a Delaware limited liability company, which was formed to invest in us. Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company. Affiliates of Thomas F. Karam, our Chief Executive Officer, and Jeffrey Zajkowski, our Chief Financial Officer, are the members of our sponsor and Thomas F. Karam and Jeffrey Zajkowski are the managers of our sponsor and control the management of our sponsor, including the exercise of voting and investment discretion over the securities of our company held by our sponsor. As of the date hereof, affiliates of Thomas F. Karam and Jeffrey Zajkowski own 100% of our sponsor, and Thomas F. Karam and Jeffrey Zajkowski indirectly own a majority of, and control the sale, disposition and transfer of, the member interests in the sponsor. In addition, prior to the consummation of this offering, our sponsor intends to transfer an aggregate of 600,000 Class B Ordinary Shares to our independent directors for their services as directors at the same per-share
price that our sponsor purchased such shares, or approximately $0.003 per share. These 600,000 shares will not be subject to forfeiture in the event the underwriters’ over-allotment option is not exercised. Other than our management team, none of the other members of our sponsor intend to actively manage the company’s activities. Our sponsor is not controlled by and does not have any members who are, or has substantial ties with, a
non-U.S. person.
The f
ollowing
table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates, assuming the underwriters’ over-allotment option is not exercised:

Entity/ Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid

Karbon Capital Partners Core Holdings, LLC
7,500,000 Class B Ordinary Shares (which include the Class B Anti-Dilution Adjustment as described in “—
Founder shares conversion and anti-dilution
”)

If we increase or decrease the size of this offering, we will effect a share capitalization or a share surrender or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares in such amount as to maintain the number of founder shares, on an as-converted
basis, at approximately 20% of our issued and outstanding ordinary shares upon the consummation of this offering (excluding the Class A ordinary shares underlying the private placement units and any shares issuable upon exercise of any warrants).
$25,000

Entity/ Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid

Karbon Capital Partners Core Holdings, LLC	800,000 private placement units (or 890,000 private placement units if the underwriters’ over-allotment option is exercised in full) to be purchased simultaneously with the closing of this offering	$8,000,000

Karbon Capital Partners Core Holdings, LLC	Up to $ 300,000	Repayment of loans made to us to cover offering related and organizational expenses

Karbon Capital Partners Core Holdings, LLC, officers, independent directors, advisors or their respective affiliates	Payment of consulting, success or finder fees or a salary to our officers, independent directors, advisors, or their respective affiliates in connection with the consummation of our initial business combination	Consulting, success or finder fees or a salary in connection with the consummation of an initial business combination

Karbon Capital Partners Core Holdings, LLC, officers, independent directors, advisors, consultants or their respective affiliates	Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination	Expenses incurred in connection with identifying, investigating, negotiating and completing an initial business combination

Karbon Capital Partners Core Holdings, LLC or an affiliate, officers and directors	Repayment of working capital loans to finance transaction costs in connection with an initial business combination	Up to $1,500,000 in working capital loans may be convertible into private placement units of the post-business combination entity at a price of $10.00 per unit at the option of the lender
Because our sponsor acquired the founder shares at a nominal price, our public shareholders will incur an immediate and substantial dilution upon the closing of this offering. The Class A ordinary shares issuable in connection with the conversion of the founder shares may result in additional material dilution to our public shareholders due to the anti-dilution rights of our founder shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one
basis upon conversion at the time of our initial business combination. In addition, the Class A ordinary shares issuable in connection with the exercise of the private placement warrants, including those private placement warrants included in the private placement units converted from working capital loans (as described in this prospectus), may result in material dilution to our public shareholders if the $11.50 exercise price of the private placement warrants is significantly less than the market price of our shares at the time such private placement warrants are exercised, or if the private placement warrants are exercised on a cashless basis because the cashless exercise of the warrants will not result in any cash proceeds to us. As a result, the holders of our founder shares (including our sponsor and certain of our directors and officers that indirectly own founder shares) are likely to earn a substantial profit after our initial business combination even if the trading price of our Class A ordinary shares declines after we complete our initial business combination. See the section titled “
Risk Factors—Risks Relating to our Securities—The nominal purchase price paid by our sponsor for the founder shares may result in significant dilution to the implied value of your public shares upon the consummation of our initial business combination
.”
The founder shares will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of our initial business combination, or at any time prior thereto at the option of the holders thereof, on a one-for-one
basis, subject to adjustment, for share
sub-divisions,
share capitalizations, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional Class A ordinary shares, or any other equity-linked securities, are issued or deemed issued in excess of the amounts sold in this offering and related to or in connection with the closing of the initial business combination, the ratio at which Class B ordinary shares convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the outstanding Class B ordinary shares agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, 20% of the sum of (i) the total number of all Class A ordinary shares outstanding upon the completion of this offering (excluding the private placement shares underlying private placement units and including any Class A ordinary share issued pursuant to the underwriters’ over-allotment option), plus (ii) all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with our initial business combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial business combination and any private placement-equivalent units issued to our sponsor or any of its affiliates or to our officers and directors upon conversion of working capital loans) minus (iii) any redemptions of Class A ordinary shares by public shareholders in connection with an initial business combination (“Class B Anti-Dilution Adjustment”); provided that such conversion of founder shares will never occur on a less than one-for-one
basis.
We may raise additional funds through issuance of ordinary shares and/or convertible equity in connection with an initial business combination, and as a result our public shareholders may suffer significant dilution or have other adverse impacts. See the section titled “
Risk Factors—Risks Relating to our Search for, and Consummation of or Inability to Consummate, a Business Combination—We may issue additional Class
 A ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class
 A ordinary shares upon the conversion of
the founder shares at a ratio greater than
one-to-one
at the time of our initial business combination as a result of the anti-dilution provisions contained therein. Any such issuances would dilute the interest of our shareholders and likely present other risks
.” This dilution would increase to the extent that the anti-dilution provision of the founder shares result in the issuance of Class A ordinary shares on a greater than one-to-one
basis upon conversion of the founder shares at the time of our initial business combination. In addition, the exercise of any warrants would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. See “
Dilution
”. The cashless exercise of the private placement warrants, including private placement warrants that may be issued upon conversion of working capital loans may result in significant dilution to purchasers in this offering.
Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares, private placement units (and the underlying securities) and public units (if any are purchased in connection with the offering), as summarized in the table below.

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Units, warrants, ordinary shares or other securities convertible into, or	180 days from the date of the prospectus	Karbon Capital Partners Core Holdings, LLC	Transfers permitted with the prior written consent of the representatives, subject to certain exceptions

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
exercisable/ exchangeable for, such securities		Thomas F. Karam Jeffrey Zajkowski Joseph Manchin Sarah Morrison Barpoulis Patricia K. Collawn Stephen Moore

Founder Shares
Earlier to occur of (A) 180 days after the completion of our initial business combination and (B) subsequent to our initial business combination, the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property 30 days after the completion of our initial business combination
Same as above
Transfers permitted (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants, any members or partners of the sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or warrants

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
were originally purchased; (f) pro rata distributions from our sponsor to its members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g), and (j), these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements.

Private placement units and private placement units that may be issued upon conversion of working capital loans (and underlying securities)	30 days after the completion of our initial business combination	Same as above	Same as above

In addition, in order to facilitate our initial business combination or for any other reason determined by our sponsor in its sole discretion, our sponsor may surrender or forfeit, transfer or exchange our founder shares, private placement shares included in private placement units or any of our other securities, including for no consideration, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities.
Pursuant to the underwriting agreement, we, our sponsor and our executive officers and directors have agreed that, for a period of 180 days from the date of this prospectus, we and they will not, without the prior written consent of the representative, offer, sell, contract to sell, pledge, sell any option or contract to purchase, purchase any option or contract to sell, grant any option, right or warrant to purchase, lend or otherwise transfer or dispose of, directly or indirectly, any units, warrants, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or warrants, subject to certain exceptions. The representative in its sole discretion may release any of the securities subject to these lock-up
agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement units pursuant to the letter agreement described herein. See “
Underwriting
”.

SPAC Sponsor, Controlling Persons [Table Text Block]	Affiliates of Thomas F. Karam, our Chief Executive Officer, and Jeffrey Zajkowski, our Chief Financial Officer, are the members of our sponsor and Thomas F. Karam and Jeffrey Zajkowski are the managers of our sponsor and control the management of our sponsor, including the exercise of voting and investment discretion over the securities of our company held by our sponsor.
SPAC Sponsor, Direct and Indirect Material Interest Holders [Table Text Block]	own 100% of our sponsor,
SPAC Sponsor, Agreement Arrangement or Understanding on the Redemption of Outstanding Securities [Text Block]
Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares, private placement units (and the underlying securities) and public units (if any are purchased in connection with the offering), as summarized in the table below.

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Units, warrants, ordinary shares or other securities convertible into, or	180 days from the date of the prospectus	Karbon Capital Partners Core Holdings, LLC	Transfers permitted with the prior written consent of the representatives, subject to certain exceptions

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
exercisable/ exchangeable for, such securities		Thomas F. Karam Jeffrey Zajkowski Joseph Manchin Sarah Morrison Barpoulis Patricia K. Collawn Stephen Moore

Founder Shares
Earlier to occur of (A) 180 days after the completion of our initial business combination and (B) subsequent to our initial business combination, the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property 30 days after the completion of our initial business combination
Same as above
Transfers permitted (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants, any members or partners of the sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or warrants

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
were originally purchased; (f) pro rata distributions from our sponsor to its members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g), and (j), these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements.

Private placement units and private placement units that may be issued upon conversion of working capital loans (and underlying securities)	30 days after the completion of our initial business combination	Same as above	Same as above

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]
Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

INDIVIDUAL(1)	ENTITY	ENTITY’S BUSINESS	AFFILIATION
Thomas F. Karam	EQT Corporation	Natural gas production	Independent Chair of the Board of Directors
Jeffrey Zajkowski	NeuralFrame, Inc.	Healthcare artificial intelligence	Director
	BeaconDx, Inc.	Healthcare diagnostics	Director
Joseph Manchin III	Apollo Global Management	Private equity	Director
	RAMACO Resources	Minerals (coal)	Director
Sarah Morrison Barpoulis	Interim Energy Solutions, LLC	Advisory services	President
Patricia K. Collawn	TXNM Energy	Electric utilities	Director and Executive Chair
	Cheniere	Liquified natural gas	Director
	Nuclear Energy Insurance Limited	Mutual insurance company	Director
	University of New Mexico Foundation	Educational	Director
	Edison Electric Institute	Trade association	Director
Stephen Moore	St. Joseph Parenting Center	Non-profit	Director

(1)	Each individual listed has a fiduciary duty with respect to each of the listed entities opposite from his/her name.